Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010	Dec. 31, 2011	Dec. 25, 2010
Net Sales Out of Period Adjustment	$ 4.0
Cost of Products Sold Out of Period Adjustment	0.5
Delivery, Sales and Administrative Expense Out of Period Adjustment	5.9
Net Income Out of Period Adjustment			(8.8)
Length of Time in Reporting Period		P27W	P26W	P53W	P52W
Impact of Restatement on Earnings Per Share, Diluted	$ 0.14
First Quarter 2010 [Member]
Net Income Out of Period Adjustment	(2.8)
Periods Prior to 2010 [Member]
Net Income Out of Period Adjustment	$ (6.0)